Share capital	6 Months Ended
Jun. 30, 2012
Share capital
11.	Share capital:

(a)	Common shares:

On January 19, 2012, the Company accepted the re-purchase of 11,300,000 shares of its common stock at a price of $15.00 per share, for an aggregate cost of $170,609,000 including fees and expenses of $1,110,000 relating to the tender offer.

In January 2012, the Company issued 4,220,728 Class A common shares valued at $66,899,000 for the purchase of the Manager (note 3). Pursuant to the Share Purchase Agreement, all of the outstanding Class C common shares were cancelled and retired.

In February 2012, the Company adopted an open market share repurchase plan of up to $50,000,000 of its Class A common shares. During the six month ended June 30, 2012, 22,100 Class A common shares were repurchased via the open market repurchase plan for $329,000.

(b)	Preferred shares:

The Company had the following preferred shares outstanding:

	Shares		Liquidation preference
Series	Authorized	Issued	June 30, 2012	December 31, 2011
A	315,000	200,000	$288,176	$271,677
C	40,000,000	14,000,000	350,000	350,000

On January 28, 2011, the Company issued 10,000,000 Series C preferred shares for gross proceeds of $250.0 million. The Series C preferred shares were issued for cash and pay cumulative quarterly dividends at a rate 9.5% per annum from their date of issuance. At any time on or after January 30, 2016, the Series C Preferred Shares may be redeemed, in whole or in part at a redemption price of $25.00 per share plus unpaid dividends. If the Company fails to comply with certain covenants, default on any of its credit facilities, fail to pay dividends or if the Series C preferred shares are not redeemed at the option of the Company, in whole by January 30, 2017, the dividend rate payable on the Series C preferred shares shall increase quarterly, subject to an aggregate maximum rate per annum of 25% prior to January 30, 2016 and 30% thereafter, to a rate that is 1.25 times the dividend rate payable on the Series C Preferred Shares. The Series C preferred shares are not convertible into common shares and are not redeemable at the option of the holder. The initial dividend on the Series C preferred shares was paid on May 2, 2011.

On May 25, 2011, the Company issued an additional 4,000,000 Series C preferred shares for gross proceeds of $108,600,000, or $27.15 per share. The gross proceeds include accrued dividends to May 25, 2011. The second issuance of Series C preferred shares were issued for cash and have the same terms as the initial issuance of Series C preferred shares.